The Central and Eastern Europe Fund, Inc.

Schedule of Investments	as of January 31, 2021 (Unaudited)

	Shares	Value ($)
Russia 65.6%
Common Stocks 63.7%
Banks 14.2%
Sberbank of Russia PJSC	2,400,000	8,220,048
Sberbank of Russia PJSC (ADR)	1,204,191	16,569,668
TCS Group Holding PLC (GDR) (Registered)	25,000	1,031,250
		25,820,966
Food & Staples Retailing 5.7%
Magnit PJSC (GDR) (Registered)	319,550	4,767,686
X5 Retail Group NV (GDR) (Registered)	154,884	5,479,796
		10,247,482
Interactive Media & Services 1.3%
Yandex NV ''A''*	38,000	2,403,120

Metals & Mining 11.7%
Alrosa PJSC	1,670,000	2,211,154
Magnitogorsk Iron & Steel Works PJSC (GDR) (Registered)	100,000	884,000
MMC Norilsk Nickel PJSC (ADR)	205,000	6,606,850
Polymetal International PLC	280,000	6,077,111
Polyus PJSC (GDR) (Registered)	27,817	2,630,097
Severstal PAO (GDR) (Registered)	170,000	2,847,500
		21,256,712
Oil, Gas & Consumable Fuels 27.2%
Gazprom PJSC (ADR)†	2,178,242	12,194,690
Lukoil PJSC (ADR)	259,500	18,377,790
Novatek PJSC (GDR) (Registered)	28,440	4,766,544
Rosneft Oil Co PJSC (GDR) (Registered)	1,222,997	7,580,135
Tatneft PAO (ADR)	160,548	6,254,950
		49,174,109
Wireless Telecommunication Services 3.6%
Mobile Telesystems PJSC (ADR)	710,000	6,489,400
Total Common Stocks (Cost $74,868,555)		115,391,789

Preferred Stocks 1.9%
Oil, Gas & Consumable Fuels 1.9%
Surgutneftegas PJSC	6,600,000	3,496,350
Total Preferred Stocks (Cost $3,903,980)		3,496,350
Total Russia (Cost $78,772,535)		118,888,139

Poland 11.2%
Common Stocks
Banks 2.8%
Bank Polska Kasa Opieki SA*	110,000	1,883,399
Powszechna Kasa Oszczednosci Bank Polski SA*	416,090	3,229,943
		5,113,342
Diversified Telecommunication Services 1.0%
Orange Polska SA*	1,050,000	1,852,825

Entertainment 1.2%
CD Projekt SA*	25,500	2,091,872

Food & Staples Retailing 0.7%
Eurocash SA*	320,000	1,178,368

Insurance 1.4%
Powszechny Zaklad Ubezpieczen SA*	320,000	2,565,745

	Shares	Value ($)
Media 0.8%
Cyfrowy Polsat SA	185,000	1,518,627

Metals & Mining 2.0%
KGHM Polska Miedz SA*	70,131	3,551,414

Oil, Gas & Consumable Fuels 1.3%
Polski Koncern Naftowy ORLEN SA	157,572	2,372,644
Total Poland (Cost $20,025,329)		20,244,837

Turkey 7.7%
Common Stocks
Banks 1.8%
Akbank T.A.S.*	3,700,000	3,232,990

Beverages 0.6%
Anadolu Efes Biracilik ve Malt Sanayii AS	337,167	1,147,040

Diversified Telecommunication Services 1.8%
Turk Telekomunikasyon AS	3,000,000	3,245,864

Food & Staples Retailing 1.9%
Sok Marketler Ticaret AS*	1,861,004	3,379,658

Food Products 1.0%
Ulker Biskuvi Sanayi AS*	601,791	1,869,264

Wireless Telecommunication Services 0.6%
Turkcell Iletisim Hizmetleri AS	500,000	1,091,542
Total Turkey (Cost $12,690,814)		13,966,358

Hungary 7.7%
Common Stocks
Banks 2.6%
OTP Bank PLC*	101,478	4,663,035

Diversified Telecommunication Services 0.5%
Magyar Telekom Telecommunications PLC (ADR)	740,433	991,730

Oil, Gas & Consumable Fuels 2.2%
MOL Hungarian Oil & Gas PLC*	515,985	3,898,998

Pharmaceuticals 2.4%
Richter Gedeon Nyrt	155,071	4,394,180
Total Hungary (Cost $11,581,452)		13,947,943

Czech Republic 1.8%
Common Stocks
Banks 1.6%
Moneta Money Bank AS 144A*	853,432	2,912,737

Electric Utilities 0.2%
CEZ AS	15,000	361,869
Total Czech Republic (Cost $3,386,246)		3,274,606

Moldova 1.7%
Common Stocks
Beverages 1.7%
Purcari Wineries PLC* (Cost $2,547,425)	555,000	3,097,469

	Shares	Value ($)
Securities Lending Collateral 0.3%
DWS Government & Agency Securities Portfolio ''DWS Government Cash Institutional Shares'', 0.01% (Cost $553,800) (a) (b)	553,800	553,800

Cash Equivalents 4.3%
DWS Central Cash Management Government Fund, 0.05% (Cost $7,743,979) (b)	7,743,979	7,743,979

	% of Net
	Assets	Value ($)
Total Investment Portfolio (Cost $137,301,580)	100.3	181,717,131
Other Assets and Liabilities, Net	(0.3)	(443,687)
Net Assets	100.0	181,273,444

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended January 31, 2021 are as follows:
Value ($) at 10/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 1/31/2021	Value ($) at 1/31/2021
Securities Lending Collateral 0.3%
DWS Government & Agency Securities Portfolio ''DWS Government Cash Institutional Shares'', 0.01% (a) (b)
2,351	551,449 (c)	–	–	–	4,025	–	553,800	553,800
Cash Equivalents 4.3%
DWS Central Cash Management Government Fund, 0.05% (b)
3,745,774	25,064,423	21,066,218	–	–	1,499	–	7,743,979	7,743,979
3,748,125	25,615,872	21,066,218	–	–	5,524	–	8,297,779	8,297,779

*	Non-income producing security.
†	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2021 amounted to $516,880, which is 0.3% of net assets.
(a)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended January 31, 2021.

144A:	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR:	American Depositary Receipt
GDR:	Global Depositary Receipt
PJSC:	Public Joint Stock Company

For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry subgroup level. Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2021 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments (d)
Russia	$118,888,139	$—	$—	$118,888,139
Poland	20,244,837	—	—	20,244,837
Turkey	13,966,358	—	—	13,966,358
Hungary	13,947,943	—	—	13,947,943
Czech Republic	3,274,606	—	—	3,274,606
Moldova	3,097,469	—	—	3,097,469
Short-Term Instruments (d)	8,297,779	—	—	8,297,779
Total	$181,717,131	$—	$—	$181,717,131

(d) See Schedule of Investments for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS

To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.

CLOSED-END FUNDS

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

CEE-PH1

R-080548-1 (1/23)